Mortgage Servicing Rights - Summary of Net Mortgage Loan Servicing Fees Relating to MSRs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Transfers And Servicing [Abstract]
Contractually-specified servicing fees	$ 125,961	$ 97,633	$ 76,300
Late charges	570	328	0
Other	5,302	4,186	3,708
Net mortgage loan servicing fees	$ 131,833	$ 102,147	$ 80,008